Property, Plant and Equipment, net - Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2019	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2019	Mar. 27, 2020	Mar. 29, 2019
Property, Plant and Equipment [Line Items]
Fully depreciated assets							$ 9,418	$ 14,959
Depreciation expense	$ 11,255	$ 15,677		$ 33,861	$ 46,247		62,118	58,333
Prepaid tooling costs
Property, Plant and Equipment [Line Items]
Amortization expense	$ 18		$ 32	$ 54		$ 94	$ 125	$ 205